Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue	$ 2,751,076	$ 2,592,541	$ 2,135,405
Cost of revenue (1)	1,401,344	1,279,799	1,036,975
Technology and development expense (1)	236,797	245,758	243,230
Marketing and selling expense (1)	713,863	714,654	610,932
General and administrative expense (1)	162,652	176,958	207,569
Amortization of acquired intangible assets	53,256	49,881	46,145
Restructuring expense (1)	12,054	15,236	26,700
(Gain) on sale of subsidiaries	0	(47,545)	0
Impairment of goodwill and acquired intangible assets	7,503	0	9,556
Income (loss) from operations	163,607	157,800	(45,702)
Other income (expense), net	26,476	(21,032)	10,362
Interest expense, net	(63,171)	(53,043)	(43,977)
Loss on early extinguishment of debt	0	(17,359)	0
Income (loss) before income taxes	126,912	66,366	(79,317)
Income tax expense (benefit)	33,432	19,578	(7,118)
Net income (loss)	93,480	46,788	(72,199)
Add: Net loss (income) attributable to noncontrolling interest	1,572	(3,055)	488
Net income (loss) attributable to Cimpress plc	$ 95,052	$ 43,733	$ (71,711)
Basic net income (loss) per share attributable to Cimpress plc	$ 3.09	$ 1.41	$ (2.29)
Diluted net income (loss) per share attributable to Cimpress plc	$ 3.00	$ 1.36	$ (2.29)
Weighted average shares outstanding — basic	30,786,349	30,948,081	31,291,581
Weighted average shares outstanding — diluted	31,662,705	32,220,401	31,291,581
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 21,716	$ 50,466	$ 48,627
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	455	361	289
Technology and development expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	3,765	10,580	8,724
Marketing and selling expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,193	6,683	4,857
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 12,882	$ 31,515	$ 28,500